Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings (loss) per share [Abstract]
Schedule of Earnings Per Share
	2023	2022	2021
Net income attributable to Company shareholders	(198,869)	2,997,488	3,811,442
Weighted average common shares	2,218,116	2,254,345	2,516,008
Weighted average – treasury shares	—	(23,933)	(36,817)
Weighted average – common shares outstanding	2,218,116	2,230,412	2,479,191

Basic and diluted earnings (loss) per share – (US$)	(0.09)	1.34	1.54